UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	5/31/2011

Item 1. Schedule of Investments

Prudential Jennison Blend Fund, Inc.

Schedule of Investments

as of May 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace & Defense — 3.5%
28,793	Esterline Technologies Corp.(a)	$ 2,177,327
46,811	Moog, Inc. (Class A Stock)(a)	1,921,591
117,339	Northrop Grumman Corp.	7,661,063
67,941	Precision Castparts Corp.	10,673,531
153,984	Raytheon Co.	7,757,714
18,603	Teledyne Technologies, Inc.(a)	913,407
25,713	Triumph Group, Inc.	2,404,680
96,705	United Technologies Corp.	8,487,798

		41,997,111

Air Freight & Logistics — 0.7%
15,295	Atlas Air Worldwide Holdings, Inc.(a)	968,021
84,588	United Parcel Service, Inc. (Class B Stock)	6,216,372
47,396	UTi Worldwide, Inc.	1,053,613

		8,238,006

Airlines — 0.1%
121,210	AMR Corp.(a)	759,987

Auto Components — 1.9%
34,398	Autoliv, Inc.(b)	2,647,958
60,627	BorgWarner, Inc.(a)(b)	4,396,064
172,047	Exide Technologies(a)	1,696,383
76,204	Federal-Mogul Corp.(a)	1,764,885
236,163	Lear Corp.	12,001,804

		22,507,094

Automobiles — 0.6%
213,227	General Motors Co.(a)	6,782,751

Beverages — 0.2%
115,238	Constellation Brands, Inc. (Class A Stock)(a)	2,530,626

Biotechnology — 1.5%
120,818	Affymax, Inc.(a)	855,391
231,637	Ariad Pharmaceuticals, Inc.(a)(b)	2,010,609
81,343	Arqule, Inc.(a)	587,297
128,098	AVEO Pharmaceuticals, Inc.(a)	2,348,036
88,946	BioMarin Pharmaceutical, Inc.(a)(b)	2,510,946
125,596	Celgene Corp.(a)	7,650,052

228,549	Rigel Pharmaceuticals, Inc.(a)	1,896,957

		17,859,288

Building Products
36,579	USG Corp.(a)(b)	521,251

Capital Markets — 2.9%
137,244	American Capital Ltd.(a)	1,358,716
276,278	Bank of New York Mellon Corp. (The)	7,766,175
60,575	Eaton Vance Corp.	1,911,141
31,669	Financial Engines, Inc.(a)	788,558
61,594	Goldman Sachs Group, Inc. (The)	8,668,124
24,158	Golub Capital BDC, Inc.	378,556
118,845	Internet Capital Group, Inc.(a)	1,548,550
316,250	Janus Capital Group, Inc.	3,266,862
279,896	Morgan Stanley	6,762,287
105,998	Safeguard Scientifics, Inc.(a)	2,069,081

		34,518,050

Chemicals — 3.0%
54,083	Albemarle Corp.	3,831,240
17,558	Ashland, Inc.	1,199,914
53,940	Cabot Corp.	2,277,886
143,904	E.I. du Pont de Nemours & Co.	7,670,083
27,845	Georgia Gulf Corp.(a)	789,127
137,086	Monsanto Co.	9,738,590
86,650	Mosaic Co. (The)	6,139,153
75,641	Nalco Holding Co.	2,158,794
12,252	NewMarket Corp.	2,134,543
39,010	PolyOne Corp.	594,122

		36,533,452

Commercial Banks — 1.4%
119,983	Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	2,166,893
12,979	Bank of Hawaii Corp.	615,205
50,446	Bank of the Ozarks, Inc.	2,452,180
51,305	BOK Financial Corp.	2,719,678
79,809	First Commonwealth Financial Corp.	466,883
301,128	Wells Fargo & Co.	8,543,001

		16,963,840

Commercial Services & Supplies — 0.8%
52,244	Clean Harbors, Inc.(a)	5,285,003
28,579	Mobile Mini, Inc.(a)	643,027
31,310	United Stationers, Inc.	2,317,566
25,706	Waste Connections, Inc.	808,197

		9,053,793

Communications Equipment — 3.1%
82,251	ADTRAN, Inc.	3,525,278
43,892	Ciena Corp.(a)(b)	1,174,111
20,853	Finisar Corp.(a)	500,889
221,715	Juniper Networks, Inc.(a)	8,116,986
39,150	Meru Networks, Inc.(a)(b)	701,176
248,518	Motorola Mobility Holdings, Inc.(a)(b)	6,247,743
30,218	NETGEAR, Inc.(a)	1,264,623
231,442	QUALCOMM, Inc.	13,560,187
181,861	SeaChange International, Inc.(a)	2,047,755

		37,138,748

Computers & Peripherals — 3.2%
58,521	Apple, Inc.(a)	20,355,359
425,299	EMC Corp.(a)	12,108,263
115,830	NetApp, Inc.(a)	6,344,009

		38,807,631

Construction & Engineering — 0.6%
15,793	Aecom Technology Corp.(a)	452,785
118,904	Chicago Bridge & Iron Co. NV	4,525,486
427,981	Great Lakes Dredge & Dock Corp.	2,597,845

		7,576,116

Consumer Finance — 1.8%
337,406	American Express Co.	17,410,149
46,564	Cash America International, Inc.	2,424,122
70,386	EZCORP, Inc. (Class A Stock)(a)	2,307,957

		22,142,228

Containers & Packaging — 0.8%
70,868	Ball Corp.	2,799,995
31,661	Greif, Inc. (Class A Stock)	2,093,425
77,142	Packaging Corp. of America	2,244,832
28,656	Rock-Tenn Co. (Class A Stock)(b)	2,201,641

		9,339,893

Diversified Consumer Services — 0.1%
34,055	DeVry, Inc.	1,833,862

Diversified Financial Services — 1.3%
190,865	JPMorgan Chase & Co.	8,253,003
183,266	Moody’s Corp.(b)	7,314,146

		15,567,149

Diversified Telecommunication Services — 0.5%
420,383	Level 3 Communications, Inc.(a)(b)	962,677
260,071	tw telecom, Inc.(a)(b)	5,643,541

		6,606,218

Electrical Equipment — 0.5%
178,902	A123 Systems, Inc.(a)(b)	1,100,247
44,085	AMETEK, Inc.	1,917,257
11,816	Hubbell, Inc. (Class B Stock)	781,746
14,605	Thomas & Betts Corp.(a)	799,624
25,263	Woodward, Inc.	889,763

		5,488,637

Electronic Equipment & Instruments — 1.9%
18,306	Anixter International, Inc.	1,239,133
120,148	AVX Corp.	1,889,928
1,503,497	Flextronics International Ltd.(a)	10,885,319
19,108	FLIR Systems, Inc.	690,754
33,601	Mercury Computer Systems, Inc.(a)	642,451
25,490	National Instruments Corp.	744,308
32,411	Newport Corp.(a)	589,556
40,210	Plexus Corp.(a)	1,499,029
60,074	ScanSource, Inc.(a)	2,128,422
41,062	Tech Data Corp.(a)	1,945,107
24,453	Vishay Intertechnology, Inc.(a)	388,069

		22,642,076

Energy Equipment & Services — 3.3%
44,722	Bristow Group, Inc.	2,054,976
29,267	Complete Production Services, Inc.(a)	971,372
16,324	Dril-Quip, Inc.(a)	1,210,914
150,206	Halliburton Co.	7,532,831
94,065	Hercules Offshore, Inc.(a)	587,906
37,721	Key Energy Services, Inc.(a)	666,907
145,326	National Oilwell Varco, Inc.	10,547,761
15,216	Rowan Cos., Inc.(a)	603,314
153,429	Schlumberger Ltd.	13,151,934
20,529	SEACOR Holdings, Inc.	2,046,126

		39,374,041

Food & Staples Retailing — 2.5%
114,677	Costco Wholesale Corp.	9,458,559
187,900	CVS Caremark Corp.	7,269,851
41,179	Ruddick Corp.	1,809,817
94,301	United Natural Foods, Inc.(a)(b)	4,103,036
137,426	Wal-Mart Stores, Inc.	7,588,664

		30,229,927

Food Products — 4.0%
146,374	Bunge Ltd.	10,897,544
60,999	Darling International, Inc.(a)	1,168,131
253,749	Kraft Foods, Inc. (Class A Stock)	8,873,603
138,461	Mead Johnson Nutrition Co. (Class A Stock)	9,386,271
365,620	Smithfield Foods, Inc.(a)(b)	7,659,739
28,802	TreeHouse Foods, Inc.(a)	1,754,906

461,348	Tyson Foods, Inc. (Class A Stock)	8,774,839

		48,515,033

Gas Utilities — 0.2%
73,522	UGI Corp.	2,410,051

Healthcare Equipment & Supplies — 0.4%
50,778	DexCom, Inc.(a)	800,769
113,774	Insulet Corp.(a)	2,398,356
54,527	Kensey Nash Corp.(a)	1,434,605

		4,633,730

Healthcare Providers & Services — 3.3%
33,535	Air Methods Corp.(a)(b)	2,047,312
99,652	AMERIGROUP Corp.(a)(b)	7,066,323
8,542	Catalyst Health Solutions, Inc.(a)	521,318
84,049	Centene Corp.(a)	2,924,905
27,805	Community Health Systems, Inc.(a)(b)	796,335
102,786	Continucare Corp.(a)	484,122
62,109	Coventry Health Care, Inc.(a)	2,184,995
33,957	Ensign Group, Inc. (The)	1,015,314
159,548	Express Scripts, Inc.(a)	9,502,679
42,117	HealthSpring, Inc.(a)	1,846,831
55,541	LifePoint Hospitals, Inc.(a)	2,332,722
36,552	Magellan Health Services, Inc.(a)	1,935,063
23,547	MWI Veterinary Supply, Inc.(a)	1,985,012
39,541	Sunrise Senior Living, Inc.(a)	393,038
59,989	Universal American Corp.	557,898
72,405	Universal Health Services, Inc. (Class B Stock)	3,945,348

		39,539,215

Hotels, Restaurants & Leisure — 1.4%
45,250	Cheesecake Factory, Inc. (The)(a)	1,437,592
13,194	Choice Hotels International, Inc.	470,234
36,420	Cracker Barrel Old Country Store, Inc.	1,725,580
106,408	Domino’s Pizza, Inc.(a)	2,651,687
65,836	Jack in the Box, Inc.(a)	1,462,218
74,868	Morgans Hotel Group Co.(a)	625,148
10,830	Panera Bread Co. (Class A Stock)(a)	1,354,075
169,506	Starbucks Corp.	6,236,126
28,424	Texas Roadhouse, Inc.	489,745

		16,452,405

Household Durables — 0.1%
110,440	Pulte Group, Inc.(a)	932,114

Household Products — 0.1%
15,698	Church & Dwight Co., Inc.	1,320,202

Independent Power Producers & Energy Traders — 0.7%
561,008	Calpine Corp.(a)	8,858,316

Industrial Conglomerates — 0.3%
815	Seaboard Corp.	1,882,650
36,379	Standex International Corp.	1,208,510

		3,091,160

Insurance — 2.5%
7,066	Alleghany Corp.	2,354,179
7,641	Allied World Assurance Co. Holdings Ltd.	463,197
77,229	Arch Capital Group Ltd.(a)	2,604,934
36,776	Argo Group International Holdings Ltd.	1,086,731
72,088	Axis Capital Holdings Ltd.	2,374,579
20,513	Delphi Financial Group, Inc.	598,364
18,689	Endurance Specialty Holdings Ltd.	758,960
25,308	Global Indemnity PLC(a)	586,386
67,170	HCC Insurance Holdings, Inc.	2,222,655
165,490	MetLife, Inc.	7,298,109
9,183	Navigators Group, Inc. (The)(a)	439,131
180,226	Protective Life Corp.	4,350,656
15,278	Reinsurance Group of America, Inc.	970,611
26,240	Selective Insurance Group, Inc.	434,797
75,537	StanCorp Financial Group, Inc.(b)	3,261,688
1,155	White Mountains Insurance Group Ltd.	472,973

		30,277,950

Internet & Catalog Retail — 1.6%
95,869	Amazon.com, Inc.(a)	18,856,474

Internet Software & Services — 3.2%
94,768	Baidu, Inc. (China), ADR(a)	12,860,965
23,082	Google, Inc. (Class A Stock)(a)	12,210,840
211,809	IAC/InterActiveCorp(a)(b)	7,790,335
57,231	Limelight Networks, Inc.(a)	327,934
100,812	SAVVIS, Inc.(a)	3,961,911
16,163	Youku.Com, Inc. (China), ADR(a)(b)	683,210

		37,835,195

IT Services — 2.6%
9,068	Alliance Data Systems Corp.(a)(b)	851,757
21,947	DST Systems, Inc.	1,103,276
75,356	International Business Machines Corp.	12,729,889
37,669	MasterCard, Inc. (Class A Stock)	10,812,886
85,290	NeuStar, Inc. (Class A Stock)(a)	2,282,360
52,210	Unisys Corp.(a)(b)	1,459,270
29,174	Wright Express Corp.(a)	1,574,229

		30,813,667

Leisure Equipment & Products — 0.1%
63,253	Jakks Pacific, Inc.(a)(b)	1,254,307

Life Sciences Tools & Services — 0.9%
170,951	Agilent Technologies, Inc.(a)	8,525,327
157,924	Pacific Biosciences of California, Inc.(a)(b)	1,890,350

		10,415,677

Machinery — 3.2%
60,148	AGCO Corp.(a)	3,107,847
38,762	Crane Co.	1,906,703
42,054	Deere & Co.	3,620,008
18,519	EnPro Industries, Inc.(a)	844,096
48,854	Graco, Inc.	2,470,058
59,819	IDEX Corp.	2,712,194
338,113	Ingersoll-Rand PLC(b)	16,871,839
11,099	Kennametal, Inc.	463,161
13,620	NACCO Industries, Inc. (Class A Stock)	1,332,036
36,072	Nordson Corp.	1,876,465
32,368	Pall Corp.	1,815,845
24,336	Pentair, Inc.	985,121
8,357	RBC Bearings, Inc.(a)	334,280
10,690	Snap-On, Inc.	644,821

		38,984,474

Media — 4.1%
456,415	Comcast Corp. (Class A Stock)	11,519,915
86,455	Interpublic Group of Cos., Inc. (The)	1,031,408
44,895	John Wiley & Sons, Inc. (Class A Stock)	2,379,435
182,570	Liberty Global, Inc. (Series C Stock)(a)	7,819,473
19,886	Liberty Media Corp. - Capital (Series A Stock)(a)	1,812,410
92,155	Sinclair Broadcast Group, Inc. (Class A Stock)	886,531
917,831	Sirius XM Radio, Inc.(a)(b)	2,156,903
198,875	Viacom, Inc. (Class B Stock)	10,025,289
278,712	Walt Disney Co. (The)	11,602,780

		49,234,144

Metals & Mining — 1.9%
163,676	Freeport-McMoRan Copper & Gold, Inc.	8,452,229
80,296	Goldcorp, Inc.	4,020,421
242,767	Hecla Mining Co.(a)(b)	2,061,092
464,898	Kinross Gold Corp.	7,308,196
96,870	US Gold Corp.(a)(b)	684,871

		22,526,809

Multiline Retail — 0.3%
101,463	Big Lots, Inc.(a)	3,389,879

Multi-Utilities — 1.2%
121,685	CMS Energy Corp.	2,426,399
173,705	National Grid PLC (United Kingdom), ADR	9,034,397
16,536	NorthWestern Corp.	546,845
62,607	SCANA Corp.(b)	2,546,227

		14,553,868

Oil, Gas & Consumable Fuels — 8.2%
118,577	Anadarko Petroleum Corp.	9,429,243
59,995	Apache Corp.	7,475,377
26,510	Brigham Exploration Co.(a)	825,521
94,239	Cheniere Energy, Inc.(a)(b)	1,103,539
69,079	Cobalt International Energy, Inc.(a)	994,047
133,507	Endeavour International Corp.(a)(b)	1,889,124
20,002	EXCO Resources, Inc.	402,840
82,631	Forest Oil Corp.(a)	2,470,667
62,787	Hess Corp.	4,962,057
72,044	Knightsbridge Tankers Ltd.(b)	1,516,526
174,393	Marathon Oil Corp.	9,446,869
77,606	McMoRan Exploration Co.(a)(b)	1,429,502
97,232	Noble Energy, Inc.	9,062,022
192,636	Occidental Petroleum Corp.	20,775,793
205,323	Petroquest Energy, Inc.(a)(b)	1,640,531
113,727	Quicksilver Resources, Inc.(a)	1,625,159
70,285	Rosetta Resources, Inc.(a)	3,454,508
115,462	SandRidge Energy, Inc.(a)	1,307,030
192,357	Southwestern Energy Co.(a)	8,419,466
184,748	Suncor Energy, Inc. (Canada)	7,713,327
29,245	Whiting Petroleum Corp.(a)	1,962,339

		97,905,487

Paper & Forest Products — 0.1%
9,441	Domtar Corp.(b)	967,514

Personal Products — 1.0%
71,522	Estee Lauder Cos., Inc. (The)	7,331,720
67,691	Nu Skin Enterprises, Inc. (Class A Stock)	2,646,041
51,394	USANA Health Sciences, Inc.(a)(b)	1,510,470

		11,488,231

Pharmaceuticals — 4.5%
106,727	Allergan, Inc.	8,829,525
47,542	NOVO Nordisk A/S (Denmark), ADR	5,990,767
17,267	Perrigo Co.	1,477,365
694,974	Pfizer, Inc.	14,907,192
153,520	Sanofi (France), ADR(b)	6,080,927
86,864	Shire PLC (Ireland), ADR	8,303,330
156,547	Teva Pharmaceutical Industries Ltd. (Israel), ADR	7,968,242
49,902	ViroPharma, Inc.(a)	965,604

		54,522,952

Professional Services — 0.5%
120,788	Corporate Executive Board Co. (The)	5,079,135
13,305	FTI Consulting, Inc.(a)	507,852

		5,586,987

Real Estate Investment Trusts — 1.8%
1,198,611	Chimera Investment Corp.	4,686,569
52,703	Cypress Sharpridge Investments, Inc.	676,707
21,924	Getty Realty Corp.(b)	568,928
130,540	Hersha Hospitality Trust	785,851
670,325	MFA Financial, Inc.	5,523,478
7,886	Mid-America Apartment Communities, Inc.	540,585
45,603	Post Properties, Inc.	1,919,886
137,453	Redwood Trust, Inc.	2,137,394
32,569	SL Green Realty Corp.	2,931,536
236,521	Strategic Hotels & Resorts, Inc.(a)	1,582,325

		21,353,259

Road & Rail — 0.7%
14,312	Amerco, Inc.(a)	1,292,231
75,894	CSX Corp.	6,018,394
21,471	Kansas City Southern(a)	1,264,427

		8,575,052

Semiconductors & Semiconductor Equipment — 2.1%
174,738	Avago Technologies Ltd.	5,904,397
63,559	Cavium Networks, Inc.(a)	2,827,104
46,053	Cymer, Inc.(a)	2,204,557
244,869	Entegris, Inc.(a)	2,247,897
95,063	Entropic Communications, Inc.(a)(b)	846,061
87,534	Lattice Semiconductor Corp.(a)	576,849
47,904	MKS Instruments, Inc.	1,259,875
75,199	Novellus Systems, Inc.(a)(b)	2,727,468
44,485	Power Integrations, Inc.	1,637,938
161,131	Rudolph Technologies, Inc.(a)	1,890,067
85,587	Teradyne, Inc.(a)(b)	1,370,248
77,134	TriQuint Semiconductor, Inc.(a)	998,885
9,866	Varian Semiconductor Equipment Associates, Inc.(a)	605,920

		25,097,266

Software — 6.1%
103,176	Ariba, Inc.(a)	3,460,523
456,517	CA, Inc.	10,682,498
202,914	Cadence Design Systems, Inc.(a)(b)	2,169,151
92,354	CommVault Systems, Inc.(a)	3,817,914
24,505	Ebix, Inc.(a)(b)	485,199
55,150	Informatica Corp.(a)	3,235,099
410,111	Oracle Corp.	14,033,998
99,144	Red Hat, Inc.(a)	4,322,678
48,275	Salesforce.com, Inc.(a)	7,350,351

79,809	SuccessFactors, Inc.(a)(b)	2,798,902
314,456	Symantec Corp.(a)	6,147,615
152,146	VMware, Inc. (Class A Stock)(a)	14,806,849

		73,310,777

Specialty Retail — 1.4%
68,361	Ascena Retail Group, Inc.(a)	2,287,359
24,813	CarMax, Inc.(a)(b)	735,954
43,205	Destination Maternity Corp.	890,887
55,778	Guess?, Inc.	2,550,170
10,151	Petsmart, Inc.	459,840
179,956	Pier 1 Imports, Inc.(a)	2,145,076
21,940	Rent-A-Center, Inc.	712,172
429,278	Staples, Inc.	7,220,456

		17,001,914

Textiles, Apparel & Luxury Goods — 3.3%
34,444	Carter’s, Inc.(a)	1,091,875
144,242	Coach, Inc.	9,182,446
22,697	Iconix Brand Group, Inc.(a)	560,616
100,490	LVMH Moet Hennessy Louis Vuitton SA (France), ADR	3,507,101
89,997	Maidenform Brands, Inc.(a)	2,711,610
129,164	NIKE, Inc. (Class B Stock)	10,907,900
14,486	Phillips-Van Heusen Corp.	955,641
67,190	Polo Ralph Lauren Corp.	8,517,676
47,021	Warnaco Group, Inc. (The)(a)	2,593,208

		40,028,073

Trading Companies & Distributors — 0.1%
40,189	TAL International Group, Inc.	1,355,575

Wireless Telecommunication Services — 1.4%
156,393	NII Holdings, Inc.(a)	6,828,118
81,467	NTELOS Holdings Corp.	1,698,587
196,909	SBA Communications Corp. (Class A Stock)(a)(b)	7,736,555

		16,263,260

	TOTAL LONG-TERM INVESTMENTS (cost $914,784,038)	1,192,362,792

SHORT-TERM INVESTMENT — 8.9%
Affiliated Money Market Mutual Fund
107,264,978	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $107,264,978; includes $101,717,833 of cash collateral received for securities on loan)(c)(d)	107,264,978

TOTAL INVESTMENTS — 108.4% (cost $1,022,049,016)(e)	1,299,627,770
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4%)	(100,330,770)

NET ASSETS — 100.0%	$1,199,297,000

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $100,067,364; cash collateral of $101,717,833 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,036,422,264	$275,721,885	$(12,516,379)	$263,205,506

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,192,362,792	$—	$—
Affiliated Money Market Mutual Fund	107,264,978	—	—

Total	$1,299,627,770	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 20, 2011

*	Print the name and title of each signing officer under his or her signature.